Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB GLOBAL REAL ESTATE INVESTMENT FUND INC
Entity Central Index Key	0001018368
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000028092
Shareholder Report [Line Items]
Fund Name	AB Global Real Estate Investment Fund
Class Name	Class A
Trading Symbol	AREAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Real Estate Investment Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AREAX-S . You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AREAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	1.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.92%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI World Index	FTSE EPRA/NAREIT Developed RE Index (net)	FTSE NAREIT Equity REIT Index
05/14	$9,577	$10,000	$10,000	$10,000
11/14	$10,007	$10,225	$10,386	$10,916
11/15	$9,971	$10,151	$10,258	$11,141
11/16	$10,084	$10,471	$10,458	$11,635
11/17	$11,507	$12,948	$11,726	$12,689
11/18	$11,681	$12,965	$11,868	$12,949
11/19	$13,577	$14,849	$13,596	$14,880
11/20	$12,329	$17,005	$12,007	$13,020
11/21	$15,144	$20,709	$14,738	$17,498
11/22	$12,363	$18,460	$12,076	$15,033
11/23	$12,200	$20,857	$11,762	$14,568
05/24	$12,841	$23,963	$12,356	$15,447

Average Annual Return [Table Text Block]
Class Name	6 Months	1 Year	5 Years	10 Years
Class A (without sales charge)	5.26%	7.44%	0.51%	2.98%
Class A (with sales charge)	0.75%	2.84%	- 0.37%	2.53%
MSCI World Index	14.89%	24.92%	12.76%	9.13%
FTSE EPRA/NAREIT Developed RE Index (net)	5.05%	7.31%	-0.45%	2.14%
FTSE NAREIT Equity REIT Index	6.04%	8.78%	2.38%	4.44%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AREAX-S for the most recent performance information.

AssetsNet	$ 51,515,255
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 156,068
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$51,515,255 # of Portfolio Holdings99 Portfolio Turnover Rate31% Total Advisory Fees Paid$156,068
Holdings [Text Block]

Industry Breakdown

Value	Value
Industrial REITs	18.7%
Retail REITs	14.2%
Multi-Family Residential REITs	9.9%
Data Center REITs	8.2%
Real Estate Operating Companies	7.0%
Health Care REITs	6.8%
Office REITs	6.5%
Diversified REITs	5.3%
Self-Storage REITs	5.1%
Diversified Real Estate Activities	4.8%
Hotel & Resort REITs	3.1%
Other Specialized REITs	2.8%
Single-Family Residential REITs	2.7%
Other	4.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	(0.8)%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	Percentage of Net Assets
Prologis, Inc.	$3,632,580	7.0%
Equinix, Inc.	$2,630,755	5.1%
Welltower, Inc.	$2,242,382	4.3%
Simon Property Group, Inc.	$1,783,642	3.5%
Digital Realty Trust, Inc.	$1,611,820	3.1%
UDR, Inc.	$1,445,933	2.8%
Independence Realty Trust, Inc.	$1,335,332	2.6%
Mid-America Apartment Communities, Inc.	$1,284,953	2.5%
Mitsui Fudosan Co., Ltd.	$1,277,920	2.5%
Public Storage	$1,243,188	2.4%
	$18,488,505	35.8%

Material Fund Change [Text Block]
C000028098
Shareholder Report [Line Items]
Fund Name	AB Global Real Estate Investment Fund
Class Name	Class I
Trading Symbol	AEEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Real Estate Investment Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AEEIX-S . You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AEEIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	1.51%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.51%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	MSCI World Index	FTSE EPRA/NAREIT Developed RE Index (net)	FTSE NAREIT Equity REIT Index
05/14	$10,000	$10,000	$10,000	$10,000
11/14	$10,465	$10,225	$10,386	$10,916
11/15	$10,469	$10,151	$10,258	$11,141
11/16	$10,624	$10,471	$10,458	$11,635
11/17	$12,159	$12,948	$11,726	$12,689
11/18	$12,385	$12,965	$11,868	$12,949
11/19	$14,445	$14,849	$13,596	$14,880
11/20	$13,169	$17,005	$12,007	$13,020
11/21	$16,233	$20,709	$14,738	$17,498
11/22	$13,305	$18,460	$12,076	$15,033
11/23	$13,181	$20,857	$11,762	$14,568
05/24	$13,901	$23,963	$12,356	$15,447

Average Annual Return [Table Text Block]
Class Name	6 Months	1 Year	5 Years	10 Years
Class I (without sales charge)	5.47%	7.92%	0.89%	3.35%
Class I (with sales charge)	5.47%	7.92%	0.89%	3.35%
MSCI World Index	14.89%	24.92%	12.76%	9.13%
FTSE EPRA/NAREIT Developed RE Index (net)	5.05%	7.31%	-0.45%	2.14%
FTSE NAREIT Equity REIT Index	6.04%	8.78%	2.38%	4.44%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/AEEIX-S for the most recent performance information.

AssetsNet	$ 51,515,255
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 156,068
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$51,515,255 # of Portfolio Holdings99 Portfolio Turnover Rate31% Total Advisory Fees Paid$156,068
Holdings [Text Block]

Industry Breakdown

Value	Value
Industrial REITs	18.7%
Retail REITs	14.2%
Multi-Family Residential REITs	9.9%
Data Center REITs	8.2%
Real Estate Operating Companies	7.0%
Health Care REITs	6.8%
Office REITs	6.5%
Diversified REITs	5.3%
Self-Storage REITs	5.1%
Diversified Real Estate Activities	4.8%
Hotel & Resort REITs	3.1%
Other Specialized REITs	2.8%
Single-Family Residential REITs	2.7%
Other	4.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	(0.8)%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	Percentage of Net Assets
Prologis, Inc.	$3,632,580	7.0%
Equinix, Inc.	$2,630,755	5.1%
Welltower, Inc.	$2,242,382	4.3%
Simon Property Group, Inc.	$1,783,642	3.5%
Digital Realty Trust, Inc.	$1,611,820	3.1%
UDR, Inc.	$1,445,933	2.8%
Independence Realty Trust, Inc.	$1,335,332	2.6%
Mid-America Apartment Communities, Inc.	$1,284,953	2.5%
Mitsui Fudosan Co., Ltd.	$1,277,920	2.5%
Public Storage	$1,243,188	2.4%
	$18,488,505	35.8%

Material Fund Change [Text Block]
C000028097
Shareholder Report [Line Items]
Fund Name	AB Global Real Estate Investment Fund
Class Name	Class K
Trading Symbol	ARRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Real Estate Investment Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ARRKX-S . You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ARRKX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$99	1.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class K	MSCI World Index	FTSE EPRA/NAREIT Developed RE Index (net)	FTSE NAREIT Equity REIT Index
05/14	$10,000	$10,000	$10,000	$10,000
11/14	$10,445	$10,225	$10,386	$10,916
11/15	$10,411	$10,151	$10,258	$11,141
11/16	$10,529	$10,471	$10,458	$11,635
11/17	$12,015	$12,948	$11,726	$12,689
11/18	$12,195	$12,965	$11,868	$12,949
11/19	$14,162	$14,849	$13,596	$14,880
11/20	$12,864	$17,005	$12,007	$13,020
11/21	$15,804	$20,709	$14,738	$17,498
11/22	$12,897	$18,460	$12,076	$15,033
11/23	$12,718	$20,857	$11,762	$14,568
05/24	$13,400	$23,963	$12,356	$15,447

Average Annual Return [Table Text Block]
Class Name	6 Months	1 Year	5 Years	10 Years
Class K (without sales charge)	5.36%	7.52%	0.51%	2.97%
Class K (with sales charge)	5.36%	7.52%	0.51%	2.97%
MSCI World Index	14.89%	24.92%	12.76%	9.13%
FTSE EPRA/NAREIT Developed RE Index (net)	5.05%	7.31%	-0.45%	2.14%
FTSE NAREIT Equity REIT Index	6.04%	8.78%	2.38%	4.44%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ARRKX-S for the most recent performance information.

AssetsNet	$ 51,515,255
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 156,068
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$51,515,255 # of Portfolio Holdings99 Portfolio Turnover Rate31% Total Advisory Fees Paid$156,068
Holdings [Text Block]

Industry Breakdown

Value	Value
Industrial REITs	18.7%
Retail REITs	14.2%
Multi-Family Residential REITs	9.9%
Data Center REITs	8.2%
Real Estate Operating Companies	7.0%
Health Care REITs	6.8%
Office REITs	6.5%
Diversified REITs	5.3%
Self-Storage REITs	5.1%
Diversified Real Estate Activities	4.8%
Hotel & Resort REITs	3.1%
Other Specialized REITs	2.8%
Single-Family Residential REITs	2.7%
Other	4.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	(0.8)%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	Percentage of Net Assets
Prologis, Inc.	$3,632,580	7.0%
Equinix, Inc.	$2,630,755	5.1%
Welltower, Inc.	$2,242,382	4.3%
Simon Property Group, Inc.	$1,783,642	3.5%
Digital Realty Trust, Inc.	$1,611,820	3.1%
UDR, Inc.	$1,445,933	2.8%
Independence Realty Trust, Inc.	$1,335,332	2.6%
Mid-America Apartment Communities, Inc.	$1,284,953	2.5%
Mitsui Fudosan Co., Ltd.	$1,277,920	2.5%
Public Storage	$1,243,188	2.4%
	$18,488,505	35.8%

Material Fund Change [Text Block]
C000028095
Shareholder Report [Line Items]
Fund Name	AB Global Real Estate Investment Fund
Class Name	Advisor Class
Trading Symbol	ARSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Real Estate Investment Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ARSYX-S . You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ARSYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$87	1.67%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.67%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Advisor Class	MSCI World Index	FTSE EPRA/NAREIT Developed RE Index (net)	FTSE NAREIT Equity REIT Index
05/14	$10,000	$10,000	$10,000	$10,000
11/14	$10,459	$10,225	$10,386	$10,916
11/15	$10,452	$10,151	$10,258	$11,141
11/16	$10,600	$10,471	$10,458	$11,635
11/17	$12,122	$12,948	$11,726	$12,689
11/18	$12,339	$12,965	$11,868	$12,949
11/19	$14,370	$14,849	$13,596	$14,880
11/20	$13,086	$17,005	$12,007	$13,020
11/21	$16,112	$20,709	$14,738	$17,498
11/22	$13,191	$18,460	$12,076	$15,033
11/23	$13,049	$20,857	$11,762	$14,568
05/24	$13,751	$23,963	$12,356	$15,447

Average Annual Return [Table Text Block]
Class Name	6 Months	1 Year	5 Years	10 Years
Advisor Class (without sales charge)	5.38%	7.72%	0.77%	3.24%
Advisor Class (with sales charge)	5.38%	7.72%	0.77%	3.24%
MSCI World Index	14.89%	24.92%	12.76%	9.13%
FTSE EPRA/NAREIT Developed RE Index (net)	5.05%	7.31%	-0.45%	2.14%
FTSE NAREIT Equity REIT Index	6.04%	8.78%	2.38%	4.44%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ARSYX-S for the most recent performance information.

AssetsNet	$ 51,515,255
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 156,068
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$51,515,255 # of Portfolio Holdings99 Portfolio Turnover Rate31% Total Advisory Fees Paid$156,068
Holdings [Text Block]

Industry Breakdown

Value	Value
Industrial REITs	18.7%
Retail REITs	14.2%
Multi-Family Residential REITs	9.9%
Data Center REITs	8.2%
Real Estate Operating Companies	7.0%
Health Care REITs	6.8%
Office REITs	6.5%
Diversified REITs	5.3%
Self-Storage REITs	5.1%
Diversified Real Estate Activities	4.8%
Hotel & Resort REITs	3.1%
Other Specialized REITs	2.8%
Single-Family Residential REITs	2.7%
Other	4.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	(0.8)%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	Percentage of Net Assets
Prologis, Inc.	$3,632,580	7.0%
Equinix, Inc.	$2,630,755	5.1%
Welltower, Inc.	$2,242,382	4.3%
Simon Property Group, Inc.	$1,783,642	3.5%
Digital Realty Trust, Inc.	$1,611,820	3.1%
UDR, Inc.	$1,445,933	2.8%
Independence Realty Trust, Inc.	$1,335,332	2.6%
Mid-America Apartment Communities, Inc.	$1,284,953	2.5%
Mitsui Fudosan Co., Ltd.	$1,277,920	2.5%
Public Storage	$1,243,188	2.4%
	$18,488,505	35.8%

Material Fund Change [Text Block]
C000028094
Shareholder Report [Line Items]
Fund Name	AB Global Real Estate Investment Fund
Class Name	Class C
Trading Symbol	ARECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Real Estate Investment Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ARECX-S . You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ARECX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$139	2.68%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.68%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI World Index	FTSE EPRA/NAREIT Developed RE Index (net)	FTSE NAREIT Equity REIT Index
05/14	$10,000	$10,000	$10,000	$10,000
11/14	$10,412	$10,225	$10,386	$10,916
11/15	$10,303	$10,151	$10,258	$11,141
11/16	$10,342	$10,471	$10,458	$11,635
11/17	$11,709	$12,948	$11,726	$12,689
11/18	$11,794	$12,965	$11,868	$12,949
11/19	$13,605	$14,849	$13,596	$14,880
11/20	$12,263	$17,005	$12,007	$13,020
11/21	$14,951	$20,709	$14,738	$17,498
11/22	$12,114	$18,460	$12,076	$15,033
11/23	$11,862	$20,857	$11,762	$14,568
05/24	$12,442	$23,963	$12,356	$15,447

Average Annual Return [Table Text Block]
Class Name	6 Months	1 Year	5 Years	10 Years
Class C (without sales charge)	4.89%	6.70%	- 0.24%	2.21%
Class C (with sales charge)	3.89%	5.70%	- 0.24%	2.21%
MSCI World Index	14.89%	24.92%	12.76%	9.13%
FTSE EPRA/NAREIT Developed RE Index (net)	5.05%	7.31%	-0.45%	2.14%
FTSE NAREIT Equity REIT Index	6.04%	8.78%	2.38%	4.44%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ARECX-S for the most recent performance information.

AssetsNet	$ 51,515,255
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 156,068
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$51,515,255 # of Portfolio Holdings99 Portfolio Turnover Rate31% Total Advisory Fees Paid$156,068
Holdings [Text Block]

Industry Breakdown

Value	Value
Industrial REITs	18.7%
Retail REITs	14.2%
Multi-Family Residential REITs	9.9%
Data Center REITs	8.2%
Real Estate Operating Companies	7.0%
Health Care REITs	6.8%
Office REITs	6.5%
Diversified REITs	5.3%
Self-Storage REITs	5.1%
Diversified Real Estate Activities	4.8%
Hotel & Resort REITs	3.1%
Other Specialized REITs	2.8%
Single-Family Residential REITs	2.7%
Other	4.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	(0.8)%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	Percentage of Net Assets
Prologis, Inc.	$3,632,580	7.0%
Equinix, Inc.	$2,630,755	5.1%
Welltower, Inc.	$2,242,382	4.3%
Simon Property Group, Inc.	$1,783,642	3.5%
Digital Realty Trust, Inc.	$1,611,820	3.1%
UDR, Inc.	$1,445,933	2.8%
Independence Realty Trust, Inc.	$1,335,332	2.6%
Mid-America Apartment Communities, Inc.	$1,284,953	2.5%
Mitsui Fudosan Co., Ltd.	$1,277,920	2.5%
Public Storage	$1,243,188	2.4%
	$18,488,505	35.8%

Material Fund Change [Text Block]
C000028096
Shareholder Report [Line Items]
Fund Name	AB Global Real Estate Investment Fund
Class Name	Class R
Trading Symbol	ARRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Global Real Estate Investment Fund (the "Fund") for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ARRRX-S . You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ARRRX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$115	2.22%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class R	MSCI World Index	FTSE EPRA/NAREIT Developed RE Index (net)	FTSE NAREIT Equity REIT Index
05/14	$10,000	$10,000	$10,000	$10,000
11/14	$10,433	$10,225	$10,386	$10,916
11/15	$10,370	$10,151	$10,258	$11,141
11/16	$10,449	$10,471	$10,458	$11,635
11/17	$11,890	$12,948	$11,726	$12,689
11/18	$12,032	$12,965	$11,868	$12,949
11/19	$13,941	$14,849	$13,596	$14,880
11/20	$12,620	$17,005	$12,007	$13,020
11/21	$15,452	$20,709	$14,738	$17,498
11/22	$12,567	$18,460	$12,076	$15,033
11/23	$12,365	$20,857	$11,762	$14,568
05/24	$12,998	$23,963	$12,356	$15,447

Average Annual Return [Table Text Block]
Class Name	6 Months	1 Year	5 Years	10 Years
Class R (without sales charge)	5.12%	7.14%	0.19%	2.66%
Class R (with sales charge)	5.12%	7.14%	0.19%	2.66%
MSCI World Index	14.89%	24.92%	12.76%	9.13%
FTSE EPRA/NAREIT Developed RE Index (net)	5.05%	7.31%	-0.45%	2.14%
FTSE NAREIT Equity REIT Index	6.04%	8.78%	2.38%	4.44%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/ARRRX-S for the most recent performance information.

AssetsNet	$ 51,515,255
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 156,068
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$51,515,255 # of Portfolio Holdings99 Portfolio Turnover Rate31% Total Advisory Fees Paid$156,068
Holdings [Text Block]

Industry Breakdown

Value	Value
Industrial REITs	18.7%
Retail REITs	14.2%
Multi-Family Residential REITs	9.9%
Data Center REITs	8.2%
Real Estate Operating Companies	7.0%
Health Care REITs	6.8%
Office REITs	6.5%
Diversified REITs	5.3%
Self-Storage REITs	5.1%
Diversified Real Estate Activities	4.8%
Hotel & Resort REITs	3.1%
Other Specialized REITs	2.8%
Single-Family Residential REITs	2.7%
Other	4.6%
Short-Term Investments	1.1%
Other Assets less Liabilities	(0.8)%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	Percentage of Net Assets
Prologis, Inc.	$3,632,580	7.0%
Equinix, Inc.	$2,630,755	5.1%
Welltower, Inc.	$2,242,382	4.3%
Simon Property Group, Inc.	$1,783,642	3.5%
Digital Realty Trust, Inc.	$1,611,820	3.1%
UDR, Inc.	$1,445,933	2.8%
Independence Realty Trust, Inc.	$1,335,332	2.6%
Mid-America Apartment Communities, Inc.	$1,284,953	2.5%
Mitsui Fudosan Co., Ltd.	$1,277,920	2.5%
Public Storage	$1,243,188	2.4%
	$18,488,505	35.8%

Material Fund Change [Text Block]